NON-CONTROLLING INTEREST	12 Months Ended
Apr. 30, 2012
NON-CONTROLLING INTEREST

NOTE 21. NON-CONTROLLING INTEREST

As described in Note 1, to the consolidated financial statements, the Company has the majority controlling interest of L&L Coal Partners (2 coal mining operations), TNI, Tai Fung DaPing and WeiShe. During the fiscal year 2010, the Company increased its ownership interest in L&L Coal Partners to 80% from 60% at April 30, 2009. The equity related to non-controlling interest as of April 30, 2012 represents 20% third party interest in L&L Coal Partners, 2% third party interest in TNI, 2% third party interestin Tai Fung, 40% third party interest in DaPing and 49% third party interest in WeiShe. The noncontrolling interest in Weishe is measured at fair value at the acquisition date, with a discount rate 16% which reflected the factor of lack of marketability.

Included below is a schedule of changes in ownerships interest for the year ended April 30, 2012:	April 30, 2012	April 30,2011
Beginning balance	$29,530,133	$12,594,293
Non-controlling interest related to acquisitions	7,822,636	10,391,810
Translation	1,083,961	923,351
Net income related to non-controlling interest	4,994,669	5,620,679
Ending balance	43,431,399	29,530,133